FINANCIAL STATEMENTS SCHEDULE I - NOTES TO SCHEDULE I (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) $ / ¥	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
FINANCIAL STATEMENTS SCHEDULE I
Ordinary Shares Repurchased, But Not Yet Paid	¥ 24,146	¥ 56,953	¥ 0
Dividends Payable	¥ 1,699	0	0
Convenience translation rate | $ / ¥	0.1454
ZTO EXPRESS (CAYMAN) INC.
FINANCIAL STATEMENTS SCHEDULE I
Ordinary Shares Repurchased, But Not Yet Paid	¥ 24,146	56,953	0
Dividends Payable	¥ 1,699	¥ 0	¥ 0
Convenience translation rate | $ / ¥	0.1454